Reconciliation to Form 5500 - Net Income (Details) - EBP 019	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets per the financial statements	$ 68,053,076
Reverse: Prior year adjustment from contract value to fair value (wrapper value) for fully benefit-responsive	54,942
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(45,394)
Reverse: Prior year benefit claims payable liability	3,853
Benefit claims payable liability	(85,506)
Reverse: Prior year participant loans treated as deemed distributions, including accrued interest	1,326
Participant loans treated as deemed distributions, including accrued interest	(10,615)
Net income per Form 5500	$ 67,971,682